Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated May 11, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018 and May 2, 2018

The following replaces the “Ivy Apollo Strategic Income Fund — Performance — Average Annual Total Returns — Indexes” table on page 10:

Indexes[1]	1 Year	Life of Class
50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	6.02%	7.35%
50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.60%	7.04%
Bloomberg Barclays Global Credit 1-10 Year Hedged Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	4.58%	4.78%
Bloomberg Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.68%	4.22%
ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.48%	9.84%
Lipper Multi-Sector Income Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on 10-01-2015)	6.09%	5.54%

[1]	Effective immediately, the Fund’s blended benchmark changed from 50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index to 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index, and the Bloomberg Barclays Multiverse Index component changed to the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component. IICO believes that the blended benchmark of 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index and the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component. The prior blended benchmark and benchmark component will be shown in the Fund’s prospectus for a period of one year for comparison purposes.

Ivy Apollo Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated May 11, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018 and May 2, 2018

The following replaces the “Ivy Apollo Strategic Income Fund — Performance — Average Annual Total Returns — Indexes” table on page 10:

Indexes[1]	1 Year	Life of Class
50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	6.02%	7.35%
50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.60%	7.04%
Bloomberg Barclays Global Credit 1-10 Year Hedged Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	4.58%	4.78%
Bloomberg Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.68%	4.22%
ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.48%	9.84%
Lipper Multi-Sector Income Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on 10-01-2015)	6.09%	5.54%

[1]	Effective immediately, the Fund’s blended benchmark changed from 50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index to 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index, and the Bloomberg Barclays Multiverse Index component changed to the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component. IICO believes that the blended benchmark of 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index and the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component. The prior blended benchmark and benchmark component will be shown in the Fund’s prospectus for a period of one year for comparison purposes.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	IICO believes that the blended benchmark of 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index and the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective immediately, the Fund’s blended benchmark changed from 50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index to 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index, and the Bloomberg Barclays Multiverse Index component changed to the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component. IICO believes that the blended benchmark of 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index and the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component. The prior blended benchmark and benchmark component will be shown in the Fund’s prospectus for a period of one year for comparison purposes.
Ivy Apollo Strategic Income Fund | 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.02%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	7.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015	[1]
Ivy Apollo Strategic Income Fund | 50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.60%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	7.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015	[1]
Ivy Apollo Strategic Income Fund | Bloomberg Barclays Global Credit 1-10 Year Hedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	4.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015	[1]
Ivy Apollo Strategic Income Fund | Bloomberg Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.68%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	4.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015	[1]
Ivy Apollo Strategic Income Fund | ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	9.84%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015	[1]
Ivy Apollo Strategic Income Fund | Lipper Multi-Sector Income Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	5.54%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015	[1]

[1]	Effective immediately, the Fund’s blended benchmark changed from 50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index to 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index, and the Bloomberg Barclays Multiverse Index component changed to the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component. IICO believes that the blended benchmark of 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index and the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component. The prior blended benchmark and benchmark component will be shown in the Fund’s prospectus for a period of one year for comparison purposes.